Commitments and Credit Risk - Summary of Contractual Amounts of Commitments and Standby Letters of Credit to Originate Loans and Available Lines of Credit (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Standby Letters of Credit [Member]
Commitments And Contingencies [Line Items]
Loans commitments, Fixed Rate	$ 4,286	$ 3,588	$ 2,093
Loans commitments, Variable Rate	551	1,253	616
Commitments to Make Loans [Member]
Commitments And Contingencies [Line Items]
Loans commitments, Fixed Rate	27,581	30,261	9,791
Loans commitments, Variable Rate	56,792	55,694	15,776
Mortgage Loans in the Process of Origination [Member]
Commitments And Contingencies [Line Items]
Loans commitments, Fixed Rate	11,071	5,116	2,175
Loans commitments, Variable Rate	2,783	1,941	761
Unused Lines of Credit [Member]
Commitments And Contingencies [Line Items]
Loans commitments, Fixed Rate	40,969	44,392	32,447
Loans commitments, Variable Rate	$ 70,466	$ 55,769	$ 48,290